OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 38,566,724	$ 40,593,878
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	799,072	1,438,161
Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	760,667	$ 748,838
Nominal interest rate		2.13%
Effective interest rate percentage		2.13%
Envases Central S.A. | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 33,111
Nominal interest rate	2.00%	2.00%
Effective interest rate percentage	2.00%	2.00%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 8,453
Nominal interest rate		82.00%
Effective interest rate percentage		82.00%
Embotelladora del Atlantico S.A. | Banco Galicia y Buenos Aires S.A. 82.00 Percent Effective Rate Upon Maturity Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 5,294
Nominal interest rate		26.60%
Effective interest rate percentage		26.60%
Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 635,727
Nominal interest rate		6.63%
Effective interest rate percentage		6.63%
Rio De Janeiro Refrescos Ltda | Banco Santander 7.15% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 45,143
Nominal interest rate		4.50%
Effective interest rate percentage		4.50%
Up to 90 days | Envases Central S.A. | Banco BCI 2.00% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	33,111
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Galicia y Buenos Aires S.A. 82.00 Percent Effective Rate Upon Maturity Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	5,294
90 days to 1 year | Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 760,667